JPMorgan Trust I

270 Park Avenue

New York, NY 10017

January 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I
1933 Act No. 333-171651

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the JPMorgan Trust I, the Registration Statement on Form N-14 (“Registration Statement”) with respect to the reorganization of the JPMorgan Multi Cap Market Neutral Fund with and into the JPMorgan Research Market Neutral Fund.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary